Summary of Significant Accounting Policies - Schedule of Net Revenues (Details)	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Net Revenues [Line Items]
Net revenues	¥ 8,283,373	$ 1,157,122	¥ 24,739,480
Product sales revenue [Member]
Schedule of Net Revenues [Line Items]
Net revenues	7,931,032		20,352,715
Service revenue [Member]
Schedule of Net Revenues [Line Items]
Net revenues	¥ 352,341		¥ 4,386,765